Document And Entity Information	May 28, 2025
Document Information [Line Items]
Entity, Registrant Name	Servotronics, Inc.
Document, Type	8-K
Document, Period End Date	May 28, 2025
Entity, File Number	001-07109
Entity, Incorporation, State or Country Code	DE
Entity, Tax Identification Number	16-0837866
Entity, Address, Address Line One	1110 Maple Street
Entity, Address, City or Town	Elma
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	14059-0300
City Area Code	716
Local Phone Number	655-5990
Title of 12(b) Security	Common stock
Trading Symbol	SVT
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000089140